Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2013

Item 1. Proxy Voting Record

I. Shendgatech, Inc.
(a) Name of Issuer of the portfolio security:
Shendgatech Inc.
(b) Exchange ticker symbol of the portfolio security: SDTHQ
(c) CUSIP: 8232123AD5
(d) Shareholder meeting date: August 15, 2012
(e) Brief identification of the matter voted on:
1.  Approval of Plan of Reorganization.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For the plan.
(i) Whether Registrant cast its vote for or against management: For management.

II. Teva Pharmaceutical Industries Limited
(a) Name of Issuer of the portfolio security:
Teva Pharmaceutical Industries Limited
(b) Exchange ticker symbol of the portfolio security: TEVA
(c) CUSIP: 881624209
(d) Shareholder meeting date: September 12, 2012
(e) Brief identification of the matter voted on:
1. Approved cash dividend.
2. Appointments to Board of Directors.
3. Approve Directors' Renumeration and reimubursements.
4. Approve amendments to the Company's Articles of Incorporation.
5. Approve Indemnificaiton and Release Agreements.
6. Appointment Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd. as the Company's independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For management.

III. Sino-Forest Corporation
(a) Name of Issuer of the portfolio security:
Sino-Forest Corporation
(b) Exchange ticker symbol of the portfolio security: N/A
(c) CUSIP: 82934HAD3
(d) Shareholder meeting date: November 29, 2012
(e) Brief identification of the matter voted on:
1.  Approval of Plan of Reorganization.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For the plan.
(i) Whether Registrant cast its vote for or against management: For management.

IV. SkyePharma PLC
(a) Name of Issuer of the portfolio security:  SkyePharma PLC
(b) Exchange ticker symbol of the portfolio security: N/A
(c) CUSIP: N/A
(d) Shareholder meeting date:  December 21, 2012
(e) Brief identification of the matter voted on:
1.  Approval of the Company's Long-Term Incentive Plan 2012.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management


V. Grubb & Ellis Company
(a) Name of Issuer of the portfolio security:
Grubb & Ellis Company
(b) Exchange ticker symbol of the portfolio security: N/A
(c) CUSIP: 400095AA3
(d) Shareholder meeting date: February 19, 2013
(e) Brief identification of the matter voted on:
1.  Approval of Plan of Reorganization.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For the plan.
(i) Whether Registrant cast its vote for or against management: For management.

VI. Iridium Commincations Inc.
(a) Name of Issuer of the portfolio security:
Iridium Communications Inc.
(b) Exchange ticker symbol of the portfolio security: IRDM
(c) CUSIP: 46269C102
(d) Shareholder meeting date: May 9, 2013
(e) Brief identification of the matter voted on:
1.  Elect directors.
2. Approve on an advisory basis the compensation of the named executive officer.
3. Ratify Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2013.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For Management.


VII. Durect Corporation
(a) Name of Issuer of the portfolio security:  Durect Corporation
(b) Exchange ticker symbol of the portfolio security: DRRX
(c) CUSIP: 266605104
(d) Shareholder meeting date: June 25, 2013
(e) Brief identification of the matter voted on:
1.  Elect directors.
2.  Hold an advisory vote on executive compensation.
3. Ratification of the appointment of Ernst & Young, LLP as independent registered public accounting firm for the current fiscal year.
(f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management:
For management

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:  Gene T. Pretti
Date: 07/07/14